Combined And Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 110,850	$ 40,092	$ 2,741
Accounts receivable	52,033	44,606	79,339
Inventories	222,436	106,610	106,579
Receivable from affiliate	672
Deferred income taxes	552	1,140
Total current assets	386,543	192,448	188,659
Notes receivable from affiliate		289,000	289,000
Investment in Brazilian cokemaking operations	40,976	40,976	40,976
Properties, plants and equipment, net		1,180,208	1,012,771
Property, plants and equipment, net	1,353,499	1,173,518
Lease and mineral rights, net	53,392	6,690
Goodwill	9,388	3,400
Deferred charges and other assets		15,834	15,280
Deferred charges and other assets	35,396	12,434
Total assets	1,879,194	1,718,466	1,546,686
Liabilities and Equity
Advances from affiliate		888,512	409,251
Accounts payable	185,184	106,350	74,958
Current portion of long-term debt	3,000
Accrued liabilities	51,996	53,158	29,992
Taxes payable	11,593	7,704	5,834
Deferred income taxes			534
Total current liabilities	251,773	1,055,724	520,569
Long-term debt	694,784
Payable to affiliate		55,813	25,018
Accrual for black lung benefits	27,538	26,605	24,092
Retirement benefit liabilities (Note 8)	45,281	42,854	85,003
Deferred income taxes	223,840	85,930	55,044
Asset retirement obligations	12,236	11,014	10,296
Other deferred credits and liabilities	19,247	11,185	11,046
Commitments and contingent liabilities (Note 10)
Total liabilities	1,274,699	1,289,125	731,068
Equity
Preferred stock, $0.01 par value. Authorized 50,000 shares; no issued and outstanding shares at September 30, 2011 and December 31, 2010
Common stock, $0.01 par value. Authorized 300,000 shares; issued and outstanding 70,006 shares at September 30, 2011 and no shares outstanding at December 31, 2010	700
Additional paid-in capital	556,292
Accumulated other comprehensive income	437
Retained earnings	12,003
Net parent investment		369,541	741,994
Total SunCoke Energy, Inc. stockholders' equity / net parent investment	569,432	369,541
Noncontrolling interests	35,063	59,800	73,624
Total equity	604,495	429,341	815,618
Total liabilities and equity	$ 1,879,194	$ 1,718,466	$ 1,546,686